RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2015
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

21.RELATED PARTY BALANCES AND TRANSACTIONS

In addition to the information disclosed elsewhere in the financial statements, the principal related parties with which the Company had transactions during the years presented are as follows:

Name of Related Parties	Relationship with the Company

Mr. Wang Song	The Co-Founder and Director of the Company
Ms. Kou Xiaohong	The Co-Founder and Director of the Company
Flashapp	A company under the significant influence of the Company
Xuntong Tianxia Limited (“Xuntong”)*	A company under the significant influence of a senior management of the Company
Jiuzhou Changxiang Technologies (Beijing) Limited (“Jiuzhou Changxiang”)*	A company under the significant influence of a senior management of the Company

The Company had the following related party balances as of December 31, 2014 and 2015 and related party transactions during the year then ended:

	Xuntong	Jiuzhou Changxiang	Ms. Kou Xiaohong	Flashapp	Total

Balance as of January 1, 2014	141	(844)	(18)	—	(721)

Cash received from Xuntong	(141)	—	—	—	(141)
Service fee paid to Jiuzhou Changxiang	—	844	—	—	844

Balance as of December 31, 2014	—	—	(18)	—	(18)
Service charge by Flash app	—	—	—	(81)	(81)
Service fee paid to Flash app	—	—	—	81	81

Balance as of December 31, 2015	—	—	(18)	—	(18)

Balance as of December 31, 2015 (US$’000)	—	—	(3)	—	(3)

* Subsequent to the senior management’s resignation in September 2014, these companies ceased to be related parties of the Company.